UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2012
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2012
(UNAUDITED)




                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES        VALUE
----------------------------------------    --------      ---------    ----------
----------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                        21.6%
 Autozone Inc. 1                                              1,000    $  371,800
 Buffalo Wild Wings Inc. 1                                    1,000        90,690
 Dollar Tree Inc. 1                                           2,000       188,980
 GNC Corp.                                                   14,000       488,460
 Home Depot Inc.                                              5,000       251,550
 Nike Inc.                                                    3,000       325,320
 Panera Bread Co. 1                                           1,200       193,104
 Ross Stores Inc.                                             7,000       406,700
 Select Comfort Corp. 1                                      10,000       323,900
 The TJX Companies Inc.                                       4,000       158,840
 Tractor Supply Co.                                           5,000       452,800
 Ulta Salon Cosmetics & Fragrance Inc. 1                      3,000       278,670
 V F Corp.                                                    1,500       218,970

                                                                        3,749,784


Consumer Staples:                               1.0
 Philip Morris International Inc.                             2,000       177,220


Energy:                                         7.5
 Continental Resources Inc. 1                                 3,000       257,460
 Kinder Morgan Inc.                                          12,000       463,800
 SPDR Energy Select Sector 2                                  8,000       574,000

                                                                        1,295,260


Financial Services:                             5.8
 Charles Schwab Corp.                                        15,000       215,550
 E Trade Financial Corp. 1                                   20,000       219,000
 Mastercard Inc.                                                300       126,162
 SPDR S&P Regional Banking 2                                 16,000       455,520

                                                                        1,016,232


Healthcare:                                    13.4
 Alexion Pharmaceuticals Inc. 1                               5,000       464,300
 Biogen Idec Inc. 1                                           2,000       252,000
 Celgene Corp. 1                                              5,000       387,600
 Intuitive Surgical Inc. 1                                      800       433,400
 Jazz Pharmaceuticals 1                                       7,000       339,290

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2012
(UNAUDITED)



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS        SHARES         VALUE
---------------------------------------    --------      ---------    -----------
---------------------------------------

Healthcare (continued):
 SXC Health Solutions Corp. 1                                6,000    $   449,760

                                                                        2,326,350


Industrials:                                   9.2%
 BE Aerospace Inc. 1                                         8,000        371,760
 Colfax Corp. 1                                              4,000        140,960
 Honeywell International Inc.                                2,000        122,100
 Sionix Corp. 1, 3, 5                                    1,666,673        123,334
 Transdigm Group Inc. 1                                      2,700        312,552
 W.W. Grainger Inc.                                          2,500        537,025

                                                                        1,607,731


Information Technology:                       17.9
 Google Inc. 1                                                 300        192,372
 International Business Machines Corp.                       2,800        584,220
 Invensense Inc. 1                                          10,000        181,000
 LinkedIn Corp. 1                                            1,000        101,990
 Nuance Communications Inc. 1                                3,000         76,740
 PowerShares QQQ Trust 2                                     3,000        202,650
 Rackspace Hosting Inc. 1                                    8,000        462,320
 Rackwise Inc. 1, 3, 5                                     300,000        213,000
 Semiconductor Holders Trust 1, 2                            8,000        286,400
 Solarwinds Inc. 1                                           7,000        270,550
 Ubiquiti Networks Inc. 1                                    6,000        189,780
 Visa Inc.                                                   3,000        354,000

                                                                        3,115,022


Materials:                                     1.9
 SPDR Gold Trust 1, 2                                        2,000        324,240


Diversified Indexed Trusts:                    2.9
 Vanguard Small Cap ETF 2                                    1,000         78,720
 iShares Inc. MSCI Canada Index 2                            3,850        109,109
 iShares Inc. MSCI Brazil Index 2                            5,000        323,300

                                                                          511,129



TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $11,415,481)                           81.2                     14,122,968

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2012
(UNAUDITED)



                                                   PERCENT
                                                    OF NET       NUMBER OF
SECURITY                                            ASSETS        SHARES       VALUE
-----------------------------------------------    --------      ---------    --------
-----------------------------------------------

WARRANTS                                               0.1%
 Cambridge Holdings Ltd. Warrants 1,3,4                             11,599    $      0
 9-15-2015 (Cost $0)
 Prescient Medical Inc Pfd B Warrants 1,3,4                          5,000           0
 2-14-2013 (Cost $0)
 Prescient Medical Inc Pfd C Warrants 1,3,4                         37,222           0
 4-14-2014 (Cost $0)
 Sionix Corporation Warrants 1,3,5                                 416,666           0
 8-30-2015 (Cost $0)
 Sionix Corporation Warrants 1,3,5                                 208,335           0
 10-13-2015 (Cost $0)
 Sionix Corporation Warrants 1,3,5                                 208,335           0
 4-5-2016 (Cost $0)
 Rackwise Inc. Warrants 1,3,5                                      300,000      12,750
 11-18-2016 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                      12,750


CONVERTIBLE PREFERRED STOCK                            0.2
 Prescient Convertible Pfd Series C 1,3,4                           78,157      32,044
       (Cost $234,009)


CONVERTIBLE BONDS                                      0.1
 Cambridge Holdings Ltd. 1,3,4,6
            6.000%, due 06-30-11                                    28,999      11,890
       (Cost $23,779)


CONVERTIBLE BONDS TRUST                                0.7
 ACP HyperActive Technologies Trust 1,3,4
            8.000%, due 06-30-12                                   125,000     124,956
            Consists of HyperActive
            Technologies Inc. Convertible Note
            (Cost $125,000)

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2012
(UNAUDITED)



                                         PERCENT
                                          OF NET       NUMBER OF
SECURITY                                  ASSETS       SHARES/PAR       VALUE
-------------------------------------    --------      ----------    -----------
-------------------------------------

MUTUAL FUNDS                                16.6%
 First American Treasury Oblig. Fund                    2,894,164    $ 2,894,164
            (Cost $2,894,164)


TOTAL INVESTMENTS
 (Cost $14,692,433) 7                       98.9                      17,198,772


ASSETS LESS OTHER LIABILITIES                1.1                         196,496


NET ASSETS                                 100.0%                    $17,395,268























1   Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At March 31, 2012, the aggregate value of illiquid securities was $517,974, which is 3.0% of the Fund's net assets.
4  Security valued according to "good faith pricing" guidelines.  (See Note A)
5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $349,084, which is 2.0% of the Fund's net assets.
6 Issuer is in default
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended March 31, 2012, aggregated
$10,679,898  and  $9,923,630,  respectively.

At March 31, 2012, gross unrealized appreciation on investments was $2,792,375 and gross unrealized depreciation on investments was $286,036 for a net unrealized appreciation of $2,506,339 for financial reporting and federal income tax purposes.


B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

March 31, 2012
(UNAUDITED)

The unobservable inputs used in the fair value measurement of the Fund's Level 3 private equity securities (Convertible Preferred Stock, Convertible Bonds and Convertible Bonds Trust) include valuations used for new rounds of financing, performance results as compared to targets set by the issuers and, in the case of the Convertible Bonds Trust, valuations provided by the general partner of the limited partnership.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of March 31, 2012.



                                         Level 1   Level 2   Level 3    Total
Security Type                              Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $14,123  $      -  $      -  $14,123
Warrants                                       -        13         -       13
Convertible Preferred Stocks                   -         -        32       32
Convertible Bonds                              -         -        12       12
Convertible Bonds Trust                        -         -       125      125
Mutual Funds                               2,894         -         -    2,894
Total                                    $17,017  $     13  $    169  $17,199
                                         -------  --------  --------  -------

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2012
(UNAUDITED)



                                                                          Measurements
                                                                Using Unobservable Inputs ($000)
                                                                            (Level 3)

                                                                           Securities
--------------------------------------------------------------

Beginning Balance 12-31-2011                                    $                            169

Total gains or losses (realized/unrealized) included in
earnings                                                                                       0

Purchases                                                                                      0

Sales                                                                                          0

Issuances                                                                                      0

Settlements                                                                                    0

Transfers in to Level 3                                                                        0

Transfers out of Level 3                                                                       0

Ending Balance 3-31-2012                                        $                            169


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                $                              0
                                                                =================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 17, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
May 21, 2012               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 21, 2012               /s/________________________________________________
------------
Date                       James M. Johnson, President

By:
May 21, 2012               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer